FEDERATED HIGH INCOME BOND FUND, INC.

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                 May 31, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

     RE: FEDERATED HIGH INCOME BOND FUND, INC. (the "Registrant")
            Class A Shares
            Class B Shares
            Class C Shares
           1933 Act File No. 2-60103
           1940 Act File No. 811-2782

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectus and Statement of Additional Information dated May 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 53 on May 30, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross
                                                Assistant Secretary